LONG-TERM DEBT AND CREDIT FACILITIES - Schedule of Contractual Maturities (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 16, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowing costs capitalized		$ 24.1	$ 17.3
Unamortized Deferred Transactions Costs
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowing costs capitalized		5.8	4.0
7.0% Senior Notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowing costs capitalized	$ 6.4
Contractual cash flows		610.0
7.0% Senior Notes | Gross carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount		400.0	489.1
7.0% Senior Notes | Less than One Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		28.0
7.0% Senior Notes | 1-2 yrs
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		56.0
7.0% Senior Notes | 3-5 yrs
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		56.0
7.0% Senior Notes | Greater than 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		$ 470.0
Senior Notes at 6.75%
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	$ 485.4
Contractual cash flows			621.1
Senior Notes at 6.75% | Gross carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount			489.1
Senior Notes at 6.75% | Less than One Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			33.0
Senior Notes at 6.75% | 1-2 yrs
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			66.0
Senior Notes at 6.75% | 3-5 yrs
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			522.1
Senior Notes at 6.75% | Greater than 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			$ 0.0